Annual Total Returns - BLACKROCK ADVANTAGE INTERNATIONAL FUND (SERVICE CLASS and Investor A Shares For Participants) [BarChart] - Service - BLACKROCK ADVANTAGE INTERNATIONAL FUND - Investor A Shares For Participants
Sep. 28, 2020
Bar Chart Table:
Annual Return 2010	10.60%
Annual Return 2011	(12.43%)
Annual Return 2012	14.53%
Annual Return 2013	29.91%
Annual Return 2014	(4.63%)
Annual Return 2015	0.36%
Annual Return 2016	2.97%
Annual Return 2017	23.77%
Annual Return 2018	(15.27%)
Annual Return 2019	21.37%